Accounts payable and accrued liabilities (Tables)	3 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and accrued liabilities

As at	March 31, 2023	December 31, 2022
Trade payables	$26.7	$26.5
Accrued fixed assets	13.2	35.4
Accrued expenses	6.4	4.4
Accrued compensation	7.2	9.6
Total accounts payable and accrued liabilities	$53.5	$75.9